Leases	6 Months Ended
Jun. 30, 2025
Leases
Leases

Note  15.   Leases

The Group has historically entered into a number of lease arrangements under which it is the lessee. As at June 30, 2025, the SEALSQ Group holds four operating leases. The operating leases relate to premises. We do not sublease. All of our operating leases include multiple optional renewal periods which are not reasonably certain to be exercised.

During the six months ended June 30, 2025 and 2024, we recognized rent expenses associated with our leases as follows:

	Unaudited 6 months ended June 30,
USD'000	2025	2024
Operating lease cost:
Fixed rent expense	178	171
Short-term lease cost	—	—
Net lease cost	178	171
Lease cost - Cost of sales	—	—
Lease cost - General & administrative expenses	178	171
Net lease cost	178	171

In the six months ended June 30, 2025, and in the year ended December 31, 2024, we had the following cash and non-cash activities associated with our leases:

	As at June 30,	As at December 31,
USD'000	2025 (unaudited)	2024
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	178	351
Non-cash investing and financing activities:
Net lease cost	178	356
Additions to ROU assets obtained from:
New operating lease liabilities	70	62

The following table provides the details of right-of-use assets and lease liabilities as at June 30, 2025, and as at December 31, 2024:

USD'000	As at June 30, 2025 (unaudited)	As at December 31, 2024
Right-of-use assets:
Operating leases	902	1,031
Total right-of-use assets	902	1,031
Lease liabilities:
Operating leases	933	943
Total lease liabilities	933	943

As at June 30, 2025, future minimum annual lease payments were as follows.

Year (USD’000)	Operating	Short-term	Finance	Total
2025	188	—	—	188
2026	345	—	—	345
2027	327	—	—	327
2028	180	—	—	180
Total future minimum operating and short-term lease payments	1,040	—	—	1,040
Less effects of discounting	(107)	—	—	(107)
Lease liabilities recognized	933	—	—	933

As of June 30, 2025, the weighted-average remaining lease term was 2.98 years for operating leases.

For our operating leases, we calculated an estimate rate based upon the estimated incremental borrowing rate of the entity holding the lease. The weighted average discount rate associated with operating leases as of June 30, 2025, was 3.03%.